Revenue from contracts with customers - Disaggregation of Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 1,583	$ 1,713	$ 7,173	$ 6,279	$ 5,160
United States
Disaggregation of Revenue [Line Items]
Total revenue, net	247	777	3,342	3,425	3,119
Japan
Disaggregation of Revenue [Line Items]
Total revenue, net	308	434	1,241	1,614	1,630
Germany
Disaggregation of Revenue [Line Items]
Total revenue, net	288	263	1,150	741	155
United Kingdom
Disaggregation of Revenue [Line Items]
Total revenue, net	231	0
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	509	239	1,440	499	256
Revenue recognized over the time
Disaggregation of Revenue [Line Items]
Total revenue, net	1,542	1,662	6,960	6,090	4,688
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue, net	41	51	213	189	472
QCaaS
Disaggregation of Revenue [Line Items]
Total revenue, net	1,168	1,384	5,616	4,424	4,313
Professional services
Disaggregation of Revenue [Line Items]
Total revenue, net	406	309	1,478	1,786	426
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 9	$ 20	$ 79	$ 69	$ 421